Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share
LOSS PER SHARE

NOTE 18:-  LOSS PER SHARE

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2019		2018		2017
	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
	USD		USD		USD

Number of shares and loss used in the computation of basic and diluted loss per share	85,909,859	9,587	38,902,214	6,571	32,525,138	6,339

b.	To compute diluted loss per share for the year ended December 31, 2019, the total number of 2,673,400 shares subject to outstanding unlisted options have not been taken into account since they have anti-dilutive effect.